Document and Entity Information	Jun. 03, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001212545
Document Type	8-K
Document Period End Date	Jun. 03, 2021
Entity Registrant Name	WESTERN ALLIANCE BANCORPORATION
Entity Incorporation State Country Code	DE
Entity File Number	001-32550
Entity Tax Identification Number	88-0365922
Entity Address, Address Line One	One E. Washington Street
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85004
City Area Code	(602)
Local Phone Number	389-3500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 Par Value
Trading Symbol	WAL
Security Exchange Name	NYSE
Subordinated Debt [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.25% Subordinated Debentures due 2056
Trading Symbol	WALA
Security Exchange Name	NYSE